Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 4. Summary of significant accounting policies

Note 4.1. Basis of consolidation of subsidiary

Subsidiaries are entities controlled by the Company. The financial statements of the Company’s subsidiaries are included in the Consolidated Financial Statements from the date that control commences after the acquisition date. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Company.

Note 4.2. Foreign currency

Transactions entered into by the Group in a currency other than their functional currency are recorded at the relevant exchange rates as of the date upon which such transactions occur. Foreign currency monetary assets and liabilities are translated at the prevailing exchange rates as of the final day of each reporting period. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are recognized immediately through other comprehensive income in the consolidated statements of operations and are accumulated in equity (attributed to the non-controlling interests when appropriate).

Note 4.3. Intangible assets

Intangible assets include projects in-progress (mainly related to internally developing products), software, licenses and other rights, and the purchase value of customer relationships. The accounting policies regarding the recognition and measurement of such intangible assets are described below.

Internally Generated Intangible Assets

Expenditure on internally developed products is capitalized if it can be demonstrated that:

•        It is technically feasible to develop the product for it to be sold;

•        Adequate resources are available to complete the development;

•        There is an intention to complete and sell the product;

•        The Group is able to sell the product;

•        Sale of the product will generate future economic benefits; and

•        Expenditure on the project can be measured reliably.

Development expenditure not satisfying the above criteria and expenditure on the research phase of internal projects are recognized in the consolidated statements of operations as incurred.

Capitalized development costs are amortized using the straight-line method over the periods the Group expects to benefit from selling the products developed.

Useful lives and amortization methods are reviewed every year as required by IAS 38.

The research and development process can be divided into several discrete steps or phases, which generally begin with discovery, validation and development and end with regulatory approval and commercial launch. The process for developing seed traits is relatively similar for both GM and non-GM traits. However, the two differ significantly in later phases of development. For example, obtaining regulatory approval for GM seeds is a far more comprehensive and lengthy process than for non-GM seeds. Although breeding programs and industrial biotechnology solutions may have shorter or simpler phases than those described below, the Group has used the industry consensus for seed-trait development phases to characterize its technology portfolios, which is generally divided into the following six phases:

i)       Discovery:    The first phase in the technology development process is the discovery or identification of candidate genes or genetic systems, metabolites, or microorganisms potentially capable of enhancing specified plant characteristics or enabling an agro-industrial biotech solution.

ii)      Proof of concept:    Upon successful validation of the technologies in model systems (in vitro or in vivo), promising technologies graduate from discovery and are advanced to the proof of concept phase. The goal of this phase is to validate a technology within the targeted organism before moving forward with technology escalation activities or extensive field validation.

iii)    Early development:    In this phase, efficacy field trials are expanded to evaluate the expression level and phenological characteristics of the traits in multiple geographies and growing cycles, as well as other characteristics in order to optimize the technology’s performance in the targeted organisms. The goal of the early development phase is to evaluate the technical feasibility by identifying the best candidate to scale up the seed stock and to start the regulatory field trials.

iv)     Advanced development and deregulation:    In this phase, extensive field tests are used to fully demonstrate the effectiveness of the technology for its intended purpose. In the case of GM traits, the process of obtaining regulatory approvals from the government agencies is started, and includes field trials for environmental, core and food safety data generation. For solutions involving microbial fermentation, industrial-scale runs are conducted.

v)      Pre-launch:    This phase involves finalizing the regulatory approval process and preparing for the launch and commercialization of the technology. The range of activities in this phase includes seed increases, pre-commercial production, and product and solution testing with selected customers. Usually, a more detailed marketing strategy and preparation of marketing materials occur during this phase.

vi)     Product launch:    In general, this phase, which is the last milestone of the research and development process, is carried out by the Group.

We determined that the Research & Development is more likely than not (“probable”) to become a commercialized product and reach compliance with IAS 38 criteria items at the end of the phase iii “Early Development”, when efficacy field trials are performed to determine the technical feasibility of the project by measuring parameters like expression level and phenological characteristics. The obtention of desired values for this set of data represents the strongest and clearest indication that the technical feasibility has been proved.

Impairment testing of intangible assets not yet available for use requires the use of significant assumptions for the estimation of future cash flows and the determination of discount rates. The significant assumptions and the determination of discount rates for the impairment testing of goodwill are further explained below.

Management’s estimations about the demonstrability of the recognition criteria for these assets and the subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and using reasonable and supportable assumptions in cash flow projections. Therefore, the Consolidated financial statements do not include any adjustments that would result if the Group were unable to recover the carrying amount of the above-mentioned assets through the generation of enough future economic benefits.

Management has made the estimates considering the cash flow projections projected. The key assumptions utilized are the following:

Key assumption	Management’s approach
Discount rate	The discount rate used ranges between 10% and 20%
Budgeted market share

The projected revenue from the products has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions. The value assigned is consistent with external sources of information.

Budgeted product prices	The prices estimated in the revenue projections are based on current and projected market prices for the products.
Budgeted gross margin	Based on past performance and management’s expectations for the future.

Intangible Assets Acquired in a Business Combination

Intangible assets acquired in a business combination are identified and recognized separately regarding goodwill when they meet the definition of intangible assets and their fair value can be measured reliably. Such intangible assets are recognized at fair value at acquisition date.

After the initial recognition, intangible assets acquired in a business combination are valued at cost, net of accumulated amortization, based on the expected attrition over the respective estimated periods for which the intangible assets will provide economic benefit to the Company.

Intangible assets acquisitions from ValoraSoy were restated by applying the corresponding adjustment coefficients (as mentioned in Note 3.3) since the date of the business combination and are translated at the exchange rate at the closing date of the financial statements.

Software

Software licenses are valued at cost, restated as mentioned in Note 3.3, net of the corresponding accumulated amortization and impairment losses. Amortization is calculated on a straight-line basis over the estimated useful life of the intangible assets.

Note 4.4. Property, plant and equipment, net

Property, plant and equipment assets are measured at historical cost less accumulated depreciation and any impairment loss, except for those acquired in a business combination, which are then recorded at fair value; assets under construction and land are not depreciated. The cost of the property, plant and equipment is the fair value of the consideration initially provided to acquire or construct the item and prepare it for use. Subsequent costs incurred for repair and maintenance, are expensed in the consolidated statements of comprehensive income unless these costs meet the criteria for capitalization (i.e. extension of the useful life). Depreciation commences when the assets are ready for use.

Property, plant and equipment is depreciated based on the straight-line method over estimated useful lives.

An item of property, plant and equipment will be derecognized upon disposal or when future economic benefits from the continued use of the asset are no longer expected. The gain or loss arising from the derecognition is measured as the difference between the gain on sale and the carrying amount of the asset and is recognized through profit or loss.

The useful lives of property, plant and equipment are:

Storage	20 years
Machinery and equipment	10 – 20 years
Vehicles	5 years
Furniture	10 years
Computer equipment	3 – 5 years

Note 4.5. Goodwill

Goodwill arising from the acquisition of a business is recorded at cost at the acquisition date, less accumulated impairment losses, if any.

The acquisitions related to a foreign operation are considered to be expressed in the functional currency of the foreign operation and are translated at the exchange rate at the reporting date.

Goodwill acquisition related to the acquisition of ValoraSoy are recorded at cost, restated by applying the corresponding adjustment coefficients (as mentioned in Note 3.3) since the date of the business combination and are translated at the exchange rate at the closing date of the financial statements.

Note 4.5.1 Goodwill impairment

Goodwill is tested for impairment annually at the cash-generating unit level, which is the level at which the assets generate largely independent cash inflows and are monitored for internal management purposes. An impairment loss is recognized whenever the carrying amount of an asset or the related cash-generating unit exceeds its recoverable amount. Impairment losses are recognized in the consolidated statements of profit or loss.

Impairment losses recognized for cash-generating units first reduce allocated goodwill and then the carrying amounts of the other assets in the unit on a pro rata basis.

Note 4.6. Inventories, net

Inventories are presented at the lower of acquisition cost or net realizable value. Cost is determined by the weighted average method. The net realizable value represents the estimated sale price less all the estimated termination and selling costs. The cost of finished products and products in progress includes the costs of raw materials, direct labor, other direct costs and the respective direct production expenses (based on normal operating capacity), excluding borrowing costs. Inventories are presented net of the allowances for obsolescence and, in consolidation, net of eliminations of unrealized profit on inventories.

Note 4.7. Cash and cash equivalents

For the purposes of the statements of financial position and statements of cash flows, cash and cash equivalents include cash on hand and in banks and short-term highly liquid investments. Investments can be readily convertible to known amounts of cash and they are subject to insignificant risk of changes in value in the consolidated statements of financial position.

Note 4.8. Trade receivables and other receivables

Trade receivables represent amounts owing for goods supplied by the Company prior to the end of the financial period which remain unpaid. They arise from transactions in the normal operating activities of the Company.

Trade receivables are carried at amortized cost, net of expected credit losses.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

Note 4.9. Right-of-use of assets

Due to the acquisition of ValoraSoy, the Group acquired rights to use a parcel of land, as part of the acquisition agreement. At the acquisition date, right-of-use of assets are initially recognized at fair value using a third-party valuation.

The ownership of the parcel of land is held by one of the sellers of ValoraSoy, who has entered into an agreement with the Company whereby he granted the right-of-use of the property to the Company until the effective fulfillment of his obligation to lift encumbrances, subdivide and assign the property to the Company within a period of twelve months or longer, if required by the proceedings, from the acquisition date.

The right-of-use of land shall not be depreciated due to the imminent transfer of ownership of the underlying asset to the Group which has an indefinite useful life.

The right-of-use of assets are presented in a single line in the consolidated statements of financial position.

Note 4.10. Share capital and reserves

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

Foreign currency translation adjustment

The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements from the functional currency of Argentine Peso into the presentation currency of US dollar.

Note 4.11. Share-based payment arrangements

Share-based compensation benefits are provided to certain key employees under the Company Compensation Plan. Under this agreement, some employees and members of the executive management team as defined by the Board of Directors, were granted share options and restricted stock units (“RSU”) in return for their services to the Group.

The Group receives services in exchange for its own equity instruments and does not have any obligation to settle the obligation with cash, so the plan is classified as equity settled. The only condition to be met is the delivery of service by the employee during a certain period as defined in the Agreements.

The fair value of options granted under the plan is measured at grant date and recognized in accordance with the requirements of IFRS 2, as an employee benefits expense, with a corresponding increase in equity.

The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

When the options are exercised, the Company issues the shares to the employee and members to the executive team. The proceeds received, net of any directly attributable transaction costs, are credited directly to equity.

The ValoraSoy acquisition agreement also included a contingent payment in a fixed amount of equity amounting to 384,558 shares equivalent to $1.7 million, which was determined to be a remuneration agreement for future services (the “earn-out”) and consequently it was excluded from the consideration and will be recognized as an expense over the required service period. The contingent payment is payable in shares over a three-year period from 2024 to 2026 and subject to the achievement of certain EBITDA targets, as defined in the ValoraSoy SPA. Such payment is automatically forfeited on termination of employment.

Note 4.12. Accounts payable and other liabilities

Trade and other payables are recognized when the Group has a legal or a constructive obligation, as a result of a past event, and it is probable that there may be an outflow of resources embodying economic benefits to settle the obligation and the obligation can be measured reliably. These amounts represent liabilities for goods and services provided to the Group prior to the end of financial year which are unpaid.

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, canceled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Other payables correspond mainly to employment obligations and provisions.

Note 4.13. Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the country where the Group operates and generates taxable income.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statements of operations. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•        When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, and

•        In respect of taxable temporary differences affiliated with investments in subsidiaries, associates, and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•        When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, and

•        In respect of deductible temporary differences affiliated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

Note 4.14. Subsidiaries and joint arrangements

Where the Company holds a controlling interest in an entity, such entity is classified as a subsidiary. The Company exercises control over such an entity if all three of the following elements are present: (i) the Company has the power to direct or cause the direction of the management and policies of the entity, (ii) the Company is exposed to the variable returns of such entity; and (iii) the Company has power to affect the variability of such returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

De-facto control exists in situations where the Company has the practical ability to direct the relevant activities of an entity without holding the majority of the voting rights. In determining whether de facto control exists, the Company considers all relevant facts and circumstances, including: (i) the relative share of the Company’s voting rights with respect to both the size and dispersion of other parties who hold voting rights; (ii) substantive potential voting rights held by the Company and by other parties, (iii) other contractual arrangements; and (iv) historic patterns in voting attendance. As of the issuance of these Financial Statements, there is no de-facto control over any entity.

The Company is a party to a joint arrangement when there is a contractual arrangement that confers joint control over the relevant activities of the arrangement to the Group and at least one other party. Joint control is assessed under the same principles as control over subsidiaries.

The subsidiaries and joint arrangements of the Company, of which their financial results have been included in the Consolidated Financial Statements, and holds a majority share of the voting rights as of June 30, 2023 are as follows:

Name	Principal activities	Country of incorporation and principal place of business	% Equity interest as of June 30, 2023
Moolec Science Limited(i)	Investment in subsidiaries	United Kingdom	100%
LightJump Acquisition Corporation	Investment in subsidiaries	USA	100%
ValoraSoy S.A.(ii)	Investment in subsidiaries	Argentina	100%
AG Biomolecules LLC (DE)	Investment in subsidiaries	USA	100%
Microo Foods Ingredients S.L.(iii)	Investment in joint arrangements	Spain	50%

(i)      Moolec Science Limited has a branch office in Argentina, Moolec Science Limited S.E.

(ii)     Incorporated through the acquisition on April 24, 2023.

(iii)    During December 2022, the Company agreed to participate in a joint arrangement with the 50% of participation of the newly created company named Microo Food Ingredients Sociedad Limitada.

Note 4.15. Financial instruments

Financial assets and liabilities are recognized when an entity of the Group becomes party to the contractual provisions of an instrument.

Financial assets and liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and liabilities (other than those designated at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or liabilities, when appropriate, at initial recognition. Transaction costs directly attributable to the acquisition of financial assets or liabilities designated at fair value through profit or loss are recognized immediately through profit or loss.

The Company applies a hierarchy to classify valuation methods used to measure financial instruments carried at fair value. Levels 1 to 3 are defined based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value, as follows:

•        Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;

•        Level 2: Valuation techniques use significant observable inputs, either directly (i.e., as prices) or indirectly (i.e., derived from prices), or valuations are based on quoted prices for similar instruments; and

•        Level 3: Valuation techniques use significant inputs that are not based on observable market data (unobservable inputs).

Note 4.15.1. Financial assets

Classification of financial assets

If and when applicable the Company follows the framework and requirements outlined in IFRS 9 to classify financial assets based on whether:

•        The financial asset is held within a business model whose objective is to collect contractual cash flows or whose objective is achieved through the collection of contractual cash flows and the sale of financial assets; and

•        The contractual terms give rise to cash flows that are only payments of principal and interest.

By default, all other financial assets are subsequently measured at fair value through profit or loss.

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 days and are therefore all classified as current. Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, when they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

Gains and losses in foreign currency

Trade receivables denominated in a currency other than the subsidiaries’ functional currency is determined in that foreign currency and converted to the subsidiaries’ functional currency at the end of each reporting period using the then prevailing spot rate. Exchange differences are recognized through profit or loss and are classified within financial income/expenses.

Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the asset’s cash flows expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Group does not transfer or retain substantially all risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its interest retained in the asset and an associated liability for the amounts to be paid. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a loan secured by the revenue received.

Upon derecognition of a financial asset measured at amortized cost, the difference between the carrying amount of the asset and the sum of the consideration received and receivable is recognized through profit or loss.

The Group also derecognizes a financial asset when there is information which indicates that the counterparty is in serious financial difficulty and there is no realistic prospect of recovery. The derecognized financial assets may still be subject to compliance activities in accordance with the Group’s recovery procedures, taking into account legal advice when appropriate. Any recovery is recognized through profit or loss.

Note 4.15.2. Financial liabilities and equity instruments

Classification as debt or equity

Debt and equity instruments are classified as financial liabilities or equity in accordance with the substance of the contractual agreement and definitions of financial liability and equity instrument.

Equity instruments

An equity instrument consists of any contract that evidences a residual interest in the assets of an entity, after deducting all of its liabilities. Equity instruments issued by a Group entity are recognized for income received, net of direct issue costs.

The repurchase of equity instruments of the Group is recognized and deducted directly in equity. No gain or loss is recognized through profit or loss, arising from the purchase, sale, issue or cancellation of the equity instruments of the Group. During the fiscal year ended June 30, 2023 no repurchase of equity instruments took place.

Financial liabilities

Financial liabilities are classified at their inception at fair value through profit or loss or at amortized cost, using the effective interest amortization method.

Warrant liabilities

As part of the reorganization, the Group acquired public warrants (“Public warrants”). The warrants are initially recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. Gains and losses will be recorded in profit or loss.

These instruments are measured at Level 1 fair value based on its quoted price.

Note 4.16. New standards, amendments and interpretations of IFRS

Standards and IFRICs newly applicable for companies with 30 June 2023 year ends are set out below.

A number of narrow-scope amendments to IFRS 3, IAS 16, IAS 37 and some annual improvements on IFRS 1, IFRS 9, IAS 41 and IFRS 16

Amendments to IFRS 3, ‘Business combinations’ update a reference in IFRS 3 to the Conceptual Framework for Financial Reporting without changing the accounting requirements for business combinations.

Amendments to IAS 16, ‘Property, plant and equipment’ prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognise such sales proceeds and related costs in profit or loss.

Amendments to IAS 37, ‘Provisions, contingent liabilities and contingent assets’ specify which costs a company includes when assessing whether a contract will be loss-making.

Annual improvements make minor amendments to IFRS 1, ‘First-time Adoption of IFRS’, IFRS 9, ‘Financial instruments’, IAS 41, ‘Agriculture’ and the Illustrative Examples accompanying IFRS 16, ‘Leases’.

The amendments listed above did not have any impact on the amounts recognised in the Consolidated Financial Statements.

New standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for June 30, 2023 reporting period and have not been early adopted by the Group. These standards are not expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions:

Amendment to IAS 12- deferred tax related to assets and liabilities arising from a single transaction

These amendments require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences.

Effective date Annual periods beginning on or after January 1, 2023.

Narrow scope amendments to IAS 1, Practice statement 2 and IAS 8

The amendments aim to improve accounting policy disclosures and to help users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies.

Effective date Annual periods beginning on or after January 1, 2023.

Amendments to IFRS 16, Lease Liability in a Sale and Leaseback

The amendments include requirements for sale and leaseback transactions in IFRS 16 to explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments are variable lease payments that do not depend on an index or rate are most likely to be impacted.

Effective date Annual periods beginning on or after January 1, 2024.

These amendments are not applicable to the Group.

Amendments to IAS 1, ‘Presentation of financial statements’, on classification of liabilities

These narrow-scope amendments to IAS 1, ‘Presentation of financial statements’, clarify that liabilities are classified as either current or noncurrent, depending on the rights that exist at the end of the reporting period.

Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant).

The amendment also clarifies what IAS 1 means when it refers to the ‘settlement’ of a liability.

Effective date Annual periods beginning on or after January 1, 2024.

Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements

These amendments require disclosures to enhance the transparency of supplier finance arrangements and their effects on a company’s liabilities, cash flows and exposure to liquidity risk. The disclosure requirements are the IASB’s response to investors’ concerns that some companies’ supplier finance arrangements are not sufficiently visible, hindering investors’ analysis.

Effective date Annual periods beginning on or after January 1, 2024.

Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments clarify the accounting treatment for sales or contributions of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations).

Where the non-monetary assets constitute a business, the investor will recognize the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.

The effective date of the amendment has not yet been set by the IASB; however, early application of the amendments is permitted.

Note 4.17. Loss per share

The Group presents basic and diluted earnings per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit and loss attributable to ordinary shareholders of the Group by the weighted average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributed to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares.

As of June 30, 2023 and 2022, Basic EPS and Diluted EPS are the same, employee share based payments are considered dilutive instruments properly included in the profit and loss account, however they do not impact in EPS diluted calculation because the Group has generated net loss to ordinary shareholders (See Note 27).

Note 4.18. Revenue

The group identifies contracts with customers and evaluates the goods and services committed therein to determine performance obligations and their classification between performance obligations that are satisfied at a given time or over time.

Revenue from satisfaction of performance obligations at a given time is recognized when the client obtains control of the committed asset or service considering whether there is a right to collection, if the client has the physical possession, if the client has the legal right and if they have transferred the risks and benefits.

Revenue from sales is recognized when performance obligations are met, which consists of transforming the significant risks and benefits of ownership of the goods are transferred to the purchaser, usually when the products are delivered to the purchaser at the determined location, according to the agreed sales terms.

The Group had no revenues during 2022 and 2023 until ValoraSoy Acquisition on April 24, 2023.

Note 4.19. Expenses

Research and development costs

Research costs are expensed in the period in which these costs are incurred. Development costs are expensed in the period in which these costs are incurred if they do not meet the criteria for capitalization.

Sales and marketing, administrative and other operating expenses

The Group recognizes expenses in the period in which these costs are incurred and are presented by function on the consolidated statements of operations. Sales and marketing expenses primarily relate to marketing materials and research of the Group to increase brand awareness in the marketplace. Administrative expenses primarily comprise professional fees (mainly related to consultancy, accountancy and legal expenses), payroll and share based compensation to certain executives. Other operating expenses relate to those that do not depend on general business operations or relate to the other expense categories.

Note 4.20. Segment reporting

The Group operates in a single operating segment, which is “science-based food ingredients”. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker, who in the Group’s case is the Executive Team, in deciding how to allocate resources and assess performance. The Executive Team is composed of the Chief Executive Officer (“CEO”), the Chief Financial Officer (“CFO”), the Chief Product Officer (“CPO”), the Chief Technology Officer (“CTO”) and the Chief Science Officer (“CSO”).

The Executive Team evaluates the Group’s financial information and resources and assess the financial performance of these resources on a consolidated basis on the basis of Net revenue/loss for the period.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the Consolidated Statement of Comprehensive Income and Consolidated Statement of Financial Position.

The Group acquired ValoraSoy on April 24, 2023. Because of the short-period of time since the acquisition, most of the required disclosures by IFRS 8 Operating Segments, relating to entity-wide disclosures are not significant to disclose.

As required by IFRS 8 Operating Segments, below are presented applicable entity-wide disclosures related to Moolec Science’s revenues.

Revenues breakdown:

The Company’s revenues arise from operations in Argentina. During the periods covered by these consolidated financial statements the Company had no revenues from customers attributed to the entity’s country of domicile.

Non-current assets other than financial instruments

Non-current assets other than financial instruments are located in the following countries:

	As of June 30, 2023	As of June 30, 2022
Lux	$251,440	$—
United Kingdom	4,774,320	4,607,848
Argentina	4,930,666	—
Total non-current assets other than financial instruments	$9,956,426	$4,607,848

Note 4.21 Business combinations

The Group applies the acquisition method to account for business combinations. The acquisition cost is measured as the aggregate of the consideration transferred for the acquisition of a subsidiary, which is measured at fair value at the acquisition date, and the amount of any non-controlling interest in such subsidiary. The Group recognizes any non-controlling interest in a subsidiary at the non-controlling interest’s proportionate share of the recognized amounts of subsidiary’s identifiable net assets. The acquisition related costs are expensed as incurred.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. The contingent consideration is classified as an asset or liability that is a financial instrument under IFRS 9 is measured at fair value through profit or loss.

Goodwill is initially measured at cost, which is the excess of the aggregate of the consideration transferred and the amount of the non-controlling interest and any previous interest carried over the net identifiable assets acquired, and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For impairment testing, goodwill acquired in a business combination is, as of the acquisition date, allocated to each of the cash-generating units of the Group that is expected to benefit from the synergies of the combination, without considering whether other assets or liabilities of the subsidiary are allocated to those units.

Any impairment in the carrying value is recognized in the consolidated statement of comprehensive income. In the case of acquisitions in stages, prior to the write-off of the previously held equity interest in the subsidiary, said interest is re-measured at fair value as of the date of acquisition of control over the subsidiary. The result of the re-measurement at fair value is recognized in profit or loss.

Note 4.22 Critical accounting judgements and estimates

The Group makes certain estimates and assumptions regarding the future. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are listed below.

Critical estimates

•        Identification and fair value of identifiable intangible assets arising in acquisitions (Note 4.3).

•        Impairment of intangible assets not yet available for use (Notes 4.3).